Securities (FY) (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 0	$ 2,174,000
Due from one year to five years, Amortized Cost	21,554,000	21,606,000
Due from five years to ten years, Amortized Cost	13,995,000	8,037,000
Due after ten years, Amortized Cost	10,460,000	4,486,000
Securities Available for Sale, Debt Securities, Amortized Cost	46,009,000	36,303,000
Mortgage-backed securities, Amortized Cost		117,263,000
Amortized Cost	160,547,000	153,566,000	$ 131,046,000
Due in one year or less, Fair Value	0	2,175,000
Due from one year to five years, Fair Value	20,901,000	21,292,000
Due from five years to ten years, Fair Value	13,366,000	7,822,000
Due after ten years, Fair Value	10,356,000	4,440,000
Securities Available for Sale, Debt Securities, Fair Value	44,623,000	35,729,000
Mortgage-backed securities, Fair Value		116,215,000
Securities available for sale	$ 156,577,182	$ 151,944,567	$ 129,421,914